Consolidated Statements of Cash Flow - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES
Net income (loss)	$ 223	$ (76)	$ 363	$ 116
Adjustments for the following items:
Depreciation	466	328	901	653
Finance costs	125	139	252	277
Impairment charges (notes 9B and 13)	12	59	15	61
Income tax expense (note 10)	41	116	208	317
Gain on sale of non-current assets	(12)	(2)	(12)	(48)
Currency translation losses	(6)	75	16	90
Change in working capital (note 11)	(86)	(81)	(330)	(233)
Other operating activities (note 11)	42	(56)	14	(144)
Operating cash flows before interest and income taxes	805	502	1,427	1,089
Interest paid	(137)	(155)	(165)	(183)
Income taxes paid	(234)	(206)	(308)	(258)
Net cash provided by operating activities	434	141	954	648
Cash flows from (used in) investing activities [abstract]
Capital expenditures (note 5)	(379)	(313)	(753)	(639)
Sales proceeds	15	5	18	52
Investment purchases	(4)	(38)	(7)	(39)
Cash acquired in merger	0	0	751	0
Other investing activities (note 11)	17	(1)	62	(5)
Net cash provided by (used in) investing activities	(351)	(347)	71	(631)
FINANCING ACTIVITIES
Lease repayments	(6)	0	(18)	0
Debt repayments	0	(8)	(16)	(31)
Dividends	(61)	(32)	(394)	(63)
Funding from non-controlling interests	8	4	14	12
Disbursements to non-controlling interests	(23)	(56)	(28)	(82)
Net cash used in financing activities	(82)	(92)	(442)	(164)
Effect of exchange rate changes on cash and equivalents	(1)	(1)	(1)	(2)
Net increase (decrease) in cash and equivalents	0	(299)	582	(149)
Cash and equivalents at the beginning of period	2,153	2,384	1,571	2,234
Cash and equivalents at the end of period	$ 2,153	$ 2,085	$ 2,153	$ 2,085